Supplementary cash flow information - Non-cash Investing and Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement Of Cash Flows [Line Items]
Change in current liabilities relating to mineral property expenditures		$ 8,762	$ (2,931)
Interest on loan to non-controlling interest		3,746	3,626
Share-based payments, capitalized to mineral property interests		2,124	400
Foreign exchange losses		(5,895)	(15,301)
Share consideration received on disposal of Kiaka Project (Note 8)		20,530	0
Change in accrued distributions to non-controlling interests		5,033	(5,033)
Disposal Group, Disposed By Sale, Not Discontinued Operations | Kiaka Project
Statement Of Cash Flows [Line Items]
Consideration to be received in cash or shares	$ 45,000	41,239	0
Royalty Interest	18,488	18,488	0
Disposal Group, Disposed By Sale, Not Discontinued Operations | Toega Project
Statement Of Cash Flows [Line Items]
Royalty Interest	2,599	2,599	0
Tax guarantee receivable	$ 1,858	1,858	0
BeMetals
Statement Of Cash Flows [Line Items]
Share consideration on Kronk sale		4,741	0
Fekola Equipment Loan Facility
Statement Of Cash Flows [Line Items]
Foreign exchange losses		$ 4,145	$ (5,055)